INTANGIBLE ASSETS AND LIABILITIES, NET- Intangible Liabilities Amortization (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation and amortization
Finite-Lived Intangible Assets [Line Items]
Depreciation and amortization	$ 5,292	$ 3,553	$ 3,553